INVESTMENTS IN JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Schedule of interests in joint operations
The partnership’s interests in the following properties are subject to joint control and, accordingly, the partnership has recorded its share of the assets, liabilities, revenues, and expenses of the properties in these consolidated financial statements:

		Place of incorporation and principal place of business	Ownership(1)
Name of property	Principal activity		Dec. 31, 2017	Dec. 31, 2016
Brookfield Place - Retail & Parking	Property	Toronto	56%	56%
Brookfield Place III	Development property	Toronto	54%	54%
Exchange Tower	Property	Toronto	50%	50%
First Canadian Place(2)	Property	Toronto	25%	25%
2 Queen Street East	Property	Toronto	25%	25%
Bankers Hall	Property	Calgary	50%	50%
Bankers Court	Property	Calgary	50%	50%
Bankers West Parkade	Development property	Calgary	50%	50%
Suncor Energy Centre	Property	Calgary	50%	50%
Fifth Avenue Place	Property	Calgary	50%	50%
Place de Ville I	Property	Ottawa	25%	25%
Place de Ville II	Property	Ottawa	25%	25%
Jean Edmonds Towers	Property	Ottawa	25%	25%
300 Queen Street	Development property	Ottawa	25%	25%
52 Goulburn Street(3)	Property	Sydney	50%	50%
235 St Georges Terrace(3)	Property	Perth	50%	50%
108 St Georges Terrace(3)	Property	Perth	50%	50%
Southern Cross West(3)	Property	Melbourne	50%	50%
Shopping Patio Paulista(4)	Property	São Paulo	—%	60%
Shopping Patio Paulista - Expansion(4)	Development property	São Paulo	—%	44%
Shopping Patio Higienópolis	Property	São Paulo	25%	25%
Shopping Patio Higienópolis - Expansion	Development property	São Paulo	32%	32%
Shopping Patio Higienópolis - Co-Invest	Property	São Paulo	5%	5%
Shopping Patio Higienópolis Expansion - Co-Invest	Development property	São Paulo	6%	6%
Brookfield Brazil Higienópolis(4)	Property	São Paulo	—%	20%
Brookfield Brazil Higienópolis - Expansion(4)	Development property	São Paulo	—%	12%
Shopping Raposo(4)	Property	São Paulo	—%	60%
West Shopping(4)	Property	São Paulo	—%	45%
G2-Infospace Gurgaon	Property	NCR-Delhi Region	72%	72%

(1)	Represents ownership in these properties before non-controlling interests in subsidiaries that hold these ownership interests.

(2)
First Canadian Place in Toronto is subject to a ground lease with respect to 50% of the land on which the property is situated. At the expiry of the ground lease, the other land owner will have the option to acquire, for a nominal amount, an undivided 50% beneficial interest in the property.

(3)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible by the partnership at any time into a direct equity interest in the entities that have a direct co-ownership interest in the underlying assets.

(4)
In the second quarter of 2017, the partnership entered into an amended management agreement with its co-investors in Brazil Retail resulting in the loss of control over the venture. Subsequent to entering into this agreement, the partnership will recognize its interest in Brazil Retail as an equity accounted investment.